Quarterly Financial Statements (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Quarterly Financial Statements [Abstract]
Net financing revenue (loss)	$ 774	$ 737	$ 628	$ 640	$ 611	$ 472	$ 457	$ 351	$ 2,779		$ 1,891		$ 1,124
Other revenue	325	371	402	386	480	775	714	605	1,484		2,574		2,288
Total net revenue (loss)	1,099	1,108	1,030	1,026	1,091	1,247	1,171	956	4,263		4,465		3,412
Provision for loan losses	140	141	89	131	93	105	33	98	501		329		161
Total noninterest expense	884	762	801	958	951	845	971	855	3,405		3,622		3,428
Income (loss) from continuing operations before income tax expense	75	205	140	(63)	47	297	167	3	357		514		(177)
Income tax expense (benefit) from continuing operations	(4)	28	40	(123)	(887)	46	(16)	1	(59)		(856)		42
Net income (loss) from continuing operations	79	177	100	60	934	251	183	2	416		1,370		(219)
Income (loss) from discontinued operations, net of tax	25	(86)	(1,027)	1,033	466	133	(1,081)	308	(55)		(174)		62
Net income (loss)	$ 104	$ 91	$ (927)	$ 1,093	$ 1,400	$ 384	$ (898)	$ 310	$ 361		$ 1,196		$ (157)
Net income (loss) from continuing operations, Per Basic Share	$ (270)	$ (18)	$ (75)	$ (105)	$ 551	$ 38	$ (13)	$ (149)	$ (468)		$ 427		$ (738)
Net (loss) income, Basic	$ (251)	$ (82)	$ (847)	$ 671	$ 901	$ 137	$ (825)	$ 82	$ (509)		$ 296		$ (691)
Net income (loss) from continuing operations, Per Diluted Share	$ (270)	$ (18)	$ (75)	$ (105)	$ 455	$ 38	$ (13)	$ (149)	$ (468)	[1]	$ 427	[1]	$ (738)	[1]
Net (loss) income, Diluted	$ (251)	$ (82)	$ (847)	$ 671	$ 700	$ 137	$ (825)	$ 82	$ (509)	[1]	$ 296	[1]	$ (691)	[1]

[1]	Due to the antidilutive effect of converting the Fixed Rate Cumulative Mandatorily Convertible Preferred Stock into common shares and the net loss from continuing operations attributable to common shareholders for 2013, and 2011, respectively, net (loss) income from continuing operations attributable to common shareholders and basic weighted-average common shares outstanding were used to calculate basic and diluted earnings per share.